Leases - Additional Information (Details)	Jun. 01, 2023	Aug. 09, 2022	Jan. 31, 2022	Dec. 01, 2021	Oct. 04, 2021	Jun. 01, 2021	Mar. 24, 2020	Jun. 30, 2023
Leases [Line Items]
Renewal term of lease	2 years		2 years			2 years
Lease term		1 year		3 years	3 years		5 years
Incremental borrowing rate								3.00%
Maximum.
Leases [Line Items]
Lease term		2 years